Costs and expenses by nature (Details 1) - Selling Expenses [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Materials, third-party services, freight, rent and other related costs	$ (4,080)	$ (4,296)	$ (3,987)
Depreciation, depletion and amortization	(670)	(609)	(789)
Reversal (allowance) for expected credit losses	2	(22)	(58)
Employee compensation	(126)	(111)	(97)
Total	$ (4,874)	$ (5,038)	$ (4,931)